Credit Risk - Summary of Other Segments Exposures by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 87,745	£ 113,108
Observed impairment loss allowances	213	449
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,078	9,250
Observed Impairment Loss Allowances [Member]
Disclosure of credit risk exposure [line items]
Observed impairment loss allowances		397
Allowance for IBNO [member]
Disclosure of credit risk exposure [line items]
Observed impairment loss allowances		52
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,394	24,510
Observed impairment loss allowances	182	155
Corporate and commercial banking [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,402	22,713
Corporate and commercial banking [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,336	975
Corporate and commercial banking [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	380	429
Corporate and commercial banking [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	276	393
Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,908	12,630
Observed impairment loss allowances	160	128
Corporate and commercial banking [member] | SME and Mid Corporate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,350	11,185
Corporate and commercial banking [member] | SME and Mid Corporate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	972	815
Corporate and commercial banking [member] | SME and Mid Corporate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	333	296
Corporate and commercial banking [member] | SME and Mid Corporate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	253	334
Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,743	8,606
Observed impairment loss allowances	22	27
Corporate and commercial banking [member] | Commercial Real Estate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,426	8,254
Corporate and commercial banking [member] | Commercial Real Estate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	247	160
Corporate and commercial banking [member] | Commercial Real Estate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47	133
Corporate and commercial banking [member] | Commercial Real Estate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23	59
Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,743	3,274
Corporate and commercial banking [member] | Social Housing [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,626	3,274
Corporate and commercial banking [member] | Social Housing [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	117
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,010	32,249
Observed impairment loss allowances	18	236
Corporate and investment banking [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,250	31,466
Corporate and investment banking [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	548	285
Corporate and investment banking [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	186	108
Corporate and investment banking [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	390
Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,200	4,355
Corporate and investment banking [member] | Sovereign And Supranational [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,200	4,355
Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,064	21,439
Observed impairment loss allowances	18	236
Corporate and investment banking [member] | Large Corporate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	15,304	20,757
Corporate and investment banking [member] | Large Corporate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	548	284
Corporate and investment banking [member] | Large Corporate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	186	8
Corporate and investment banking [member] | Large Corporate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	390
Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,746	6,455
Corporate and investment banking [member] | Financial Institutions [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,746	6,354
Corporate and investment banking [member] | Financial Institutions [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1
Corporate and investment banking [member] | Financial Institutions [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		100
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40,341	56,349
Observed impairment loss allowances		6
Corporate centre [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40,270	56,296
Corporate centre [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48	26
Corporate centre [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7	6
Corporate centre [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16	21
Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,335	5,976
Corporate centre [member] | Social Housing [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,313	5,972
Corporate centre [member] | Social Housing [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22	4
Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,166	44,495
Corporate centre [member] | Sovereign And Supranational [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	30,166	44,495
Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,835	4,379
Corporate centre [member] | Structured Products [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,835	4,379
Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	858	1,025
Observed impairment loss allowances	13	6
Corporate centre [member] | Legacy Portfolios in Run-Off [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	809	977
Corporate centre [member] | Legacy Portfolios in Run-Off [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	22
Corporate centre [member] | Legacy Portfolios in Run-Off [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7	6
Corporate centre [member] | Legacy Portfolios in Run-Off [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16	20
Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	147	212
Corporate centre [member] | Derivative Financial Instruments [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	147	212
Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		262
Observed impairment loss allowances	£ 13
Corporate centre [member] | Crown dependency branch [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		261
Corporate centre [member] | Crown dependency branch [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		£ 1